Financial Instruments - Schedule of Exchange Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SGD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (3,286,806)	$ (1,527,154)
SGD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 3,286,806	$ 1,527,154
TWD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (525,420)	$ (500,404)
TWD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 525,420	$ 500,404
MYR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (409,381)	$ (196,365)
MYR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 409,381	$ 196,365
PHP [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (614,130)	$ (635,994)
PHP [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 614,130	$ 635,994
THB [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (331,282)	$ (328,388)
THB [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 331,282	$ 328,388
IDR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (182,744)	$ (183,444)
IDR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 182,744	$ 183,444